5. Sales revenues (Tables)	6 Months Ended
Jun. 30, 2020
Sales Revenues
Schedule of sales revenues
	2020	2019	2020	2019
	Jan-Jun	Jan-Jun	Apr-Jun	Apr-Jun
Diesel	6,599	11,368	2,513	5,949
Gasoline	2,813	4,945	914	2,598
Liquefied petroleum gas	1,607	2,100	705	1,090
Jet fuel	926	1,924	76	946
Naphtha	930	895	258	475
Fuel oil (including bunker fuel)	388	545	122	259
Other oil products	1,193	1,667	501	832
Subtotal oil products	14,456	23,444	5,089	12,149
Natural gas	1,940	2,933	729	1,417
Renewables and nitrogen products	32	141	6	62
Breakage	234	334	143	169
Electricity	372	659	80	162
Services, agency and others	386	507	227	178
Domestic market	17,420	28,018	6,274	14,137
Exports	8,419	7,794	2,799	3,937
Sales abroad (*)	785	1,493	408	428
Foreign market	9,204	9,287	3,207	4,365
Sales revenues (**)	26,624	37,305	9,481	18,502

(*) Sales revenues from operations outside of Brazil, including trading and excluding exports.
(**) Sales revenues by business segment are set out in note 9.

Schedule of remaining performance obligations

The estimated remaining values of these contracts at June 30, 2020 presented below are based on the contractually agreed future sales volumes, as well as prices prevailing at June 30, 2020 or practiced in recent sales when they reflect the more directly observable information:

	Total	Expected recognition within 1 year
Domestic market
Gasoline	2,225	2,225
Diesel	4,836	4,836
Natural gas	13,071	2,150
Services and others	9,041	4,579
Naphtha	777	777
Electricity	2,988	570
Other oil products	26	26
Jet fuel	637	637
Foreign market
Exports	9,864	1,527
Total	43,465	17,327